UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of February 29, 2012 (Unaudited)

ASG Growth Markets Fund

Shares	Description	Value (†)
Common Stocks – 65.6% of Net Assets

	Brazil – 10.8%
11,300	Banco Bradesco S.A., Sponsored Preference ADR(b)	$204,982
3,100	Banco do Brasil S.A., Sponsored ADR	50,313
3,600	Banco Santander Brasil S.A., ADR	38,448
6,700	BM&FBovespa S.A.	44,829
2,600	BR Malls Participacoes S.A.	33,324
1,500	Braskem S.A., Sponsored ADR	27,690
5,200	BRF - Brasil Foods S.A., ADR	108,732
4,400	CCR S.A.	35,154
2,012	Centrais Eletricas Brasileiras S.A., Preference ADR	30,723
2,900	Centrais Eletricas Brasileiras S.A., Sponsored ADR	31,349
1,400	CETIP S.A. - Balcao Organizado de Ativos e Derivativos	26,088
500	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference ADR	23,380
4,300	Cia de Bebidas das Americas, Preference ADR(b)	172,043
600	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	45,072
3,300	Cia Energetica de Minas Gerais, Sponsored Preference ADR	75,339
1,300	Cia Hering	34,967
1,000	Cia Paranaense de Energia, Sponsored Preference ADR	24,880
1,200	Cielo S.A., Sponsored ADR	42,912
700	CPFL Energia S.A., ADR	22,687
800	EDP - Energias do Brasil S.A.	19,566
895	Embraer S.A., ADR	26,904
2,500	Fibria Celulose S.A., Sponsored ADR	23,025
4,100	Gerdau S.A., Sponsored Preference ADR	42,640
2,600	Gol Linhas Aereas Inteligentes S.A., Preference ADR	22,854
12,900	Itau Unibanco Holding S.A., Preference ADR(b)	271,545
1,100	Light S.A.	17,423
900	Odontoprev S.A.	15,671
1,876	OGX Petroleo e Gas Participacoes S.A., Sponsored ADR(c)	18,854
1,700	Oi S.A., ADR	34,000
7,423	Petroleo Brasileiro S.A., ADR(b)	221,502
11,000	Petroleo Brasileiro S.A., Sponsored Preference ADR(b)	313,390
2,100	Redecard S.A.	43,657
2,700	Souza Cruz S.A.	40,424
1,000	TAM S.A., Preference ADR	23,510
1,900	Tele Norte Leste	25,614
2,899	Tele Norte Leste, Preference ADR	31,135
1,800	Telefonica Brasil S.A., Preference ADR	52,974
2,100	Tim Participacoes S.A., ADR	63,105
1,100	Tractebel Energia S.A.	19,460
3,000	Ultrapar Participacoes S.A., Sponsored ADR	67,260
6,738	Vale S.A., Sponsored ADR(b)	169,393
10,821	Vale S.A., Sponsored Preference ADR(b)	265,980

2,902,798

	Chile – 1.0%
319	Banco de Chile, ADR	30,465
500	Banco Santander Chile, ADR	40,505
600	Cia Cervecerias Unidas S.A., ADR	43,152
1,400	Corpbanca S.A., ADR	29,666

Shares	Description	Value (†)
Common Stocks – continued

	Chile – continued
900	Empresa Nacional de Electricidad S.A., Sponsored ADR	$47,556
2,000	Enersis S.A., Sponsored ADR	40,420
500	Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	29,590

261,354

	China – 15.1%
22,000	Agile Property Holdings Ltd.	29,349
84,000	Agricultural Bank of China Ltd., Class H	41,553
22,000	Air China Ltd., Class H	16,528
26,000	Angang Steel Co. Ltd., Class H	20,159
8,000	Anhui Conch Cement Co. Ltd., Class H	27,610
44,000	AviChina Industry & Technology Co. Ltd., Class H	22,477
363,000	Bank of China Ltd., Class H(b)	157,933
37,000	Bank of Communications Co. Ltd., Class H	30,343
58,000	Beijing Capital International Airport Co. Ltd., Class H	28,735
5,500	Beijing Enterprises Holdings Ltd.	34,822
20,000	Belle International Holdings Ltd.	32,675
24,000	Brilliance China Automotive Holdings Ltd.(c)	27,801
24,000	China BlueChemical Ltd., Class H	18,690
46,000	China Citic Bank Corp. Ltd., Class H	29,932
39,000	China Communications Construction Co. Ltd., Class H	39,790
339,000	China Construction Bank Corp., Class H(b)	284,219
39,000	China COSCO Holdings Co. Ltd., Class H	25,425
2,700	China Life Insurance Co. Ltd., ADR	125,145
10,000	China Mengniu Dairy Co. Ltd.	28,311
8,000	China Merchants Bank Co. Ltd., Class H	18,195
6,000	China Merchants Holdings International Co. Ltd.	20,633
22,500	China Minsheng Banking Corp. Ltd., Class H	21,745
34,500	China Mobile Ltd.(b)	367,202
14,000	China National Building Material Co. Ltd., Class H	20,083
10,000	China Oilfield Services Ltd., Class H	17,408
24,000	China Overseas Land & Investment Ltd.	49,770
1,299	China Petroleum & Chemical Corp., ADR(b)	147,164
10,000	China Resources Enterprise Ltd.	37,119
12,000	China Resources Gas Group Ltd.	18,582
10,000	China Resources Land Ltd.	18,935
10,000	China Resources Power Holdings Co. Ltd.	19,636
26,000	China Shanshui Cement Group Ltd.	23,953
21,000	China Shenhua Energy Co. Ltd., Class H	96,219
95,000	China Shipping Container Lines Co. Ltd., Class H(c)	32,251
8,400	China Taiping Insurance Holdings Co. Ltd.(c)	19,551
1,400	China Telecom Corp. Ltd., ADR	85,050
32,000	China Unicom Hong Kong Ltd.	57,116
13,500	China ZhengTong Auto Services Holdings Ltd.(c)	16,520
49,600	China Zhongwang Holdings Ltd.	21,697
1,151	CNOOC Ltd., ADR(b)	260,679
84,000	Country Garden Holdings Co. Ltd.	37,885
13,000	Dah Chong Hong Holdings Ltd.	18,288
14,000	Daphne International Holdings Ltd.	17,575
20,000	Dongfeng Motor Group Co. Ltd., Class H	38,864
32,000	Dongyue Group	32,703
6,000	ENN Energy Holdings Ltd.	20,399
68,000	Evergrande Real Estate Group Ltd.	42,847

Shares	Description	Value (†)
Common Stocks – continued

	China – continued
84,000	Franshion Properties China Ltd.	$22,346
112,000	GOME Electrical Appliances Holding Ltd.	33,849
11,000	Great Wall Motor Co. Ltd., Class H	22,034
54,000	Guangdong Investment Ltd.	35,358
25,200	Guangzhou R&F Properties Co. Ltd., Class H	33,112
17,000	Haier Electronics Group Co. Ltd.(c)	21,161
3,500	Hengan International Group Co. Ltd.	31,676
332,000	Industrial & Commercial Bank of China Ltd., Class H(b)	242,249
7,000	Inner Mongolia Yitai Coal Co., Class B	39,541
14,000	Kunlun Energy Co. Ltd.	23,383
46,000	Lee & Man Paper Manufacturing Ltd.	24,174
3,800	Lenovo Group Ltd., ADR	66,766
10,500	Longfor Properties Co. Ltd.	15,111
1,416	PetroChina Co. Ltd., ADR(b)	212,726
14,000	PICC Property & Casualty Co. Ltd., Class H	19,634
2,000	Ping An Insurance (Group) Co. of China Ltd., Class H	17,364
53,000	Poly Hong Kong Investments Ltd.	33,646
8,300	Semiconductor Manufacturing International Corp., ADR(c)	21,414
8,000	Shanghai Industrial Holdings Ltd.	28,987
25,500	Shimao Property Holdings Ltd.	33,134
66,500	Shui On Land Ltd.	28,522
34,500	Sino-Ocean Land Holdings Ltd.	19,716
86,000	Sinofert Holdings Ltd.	25,668
672	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	25,334
47,000	Soho China Ltd.	34,143
4,800	Tencent Holdings Ltd.	124,551
12,000	Tingyi Cayman Islands Holding Corp.	35,357
4,000	Tsingtao Brewery Co. Ltd., Class H	21,532
33,000	Want Want China Holdings Ltd.	32,719
5,000	Weichai Power Co. Ltd., Class H	27,512
2,200	Yanzhou Coal Mining Co. Ltd., Sponsored ADR	54,252
17,000	Yingde Gases	18,752
10,500	Zhaojin Mining Industry Co. Ltd., Class H	21,621
5,600	ZTE Corp., Class H	16,682

4,063,592

	Colombia – 0.5%
800	BanColombia S.A., Sponsored Preference ADR	51,120
1,700	Ecopetrol S.A., Sponsored ADR	98,923

150,043

	Egypt – 0.1%
5,246	Commercial International Bank Egypt S.A.E., GDR	21,016

	India – 1.4%
1,591	Axis Bank Ltd., GDR	38,456
1,900	HDFC Bank Ltd., ADR	65,265
1,410	ICICI Bank Ltd., Sponsored ADR	51,183
1,865	Infosys Ltd., Sponsored ADR(b)	107,573
2,418	Mahindra & Mahindra Ltd., Sponsored GDR	34,916
6,566	Satyam Computer Services Ltd., ADR(c)	17,400
396	State Bank of India, Sponsored GDR	35,929

Shares	Description	Value (†)
Common Stocks – continued

	India – continued
1,105	Tata Motors Ltd., Sponsored ADR	$30,166

380,888

	Indonesia – 2.2%
125,500	Aneka Tambang Tbk PT	27,186
12,500	Astra International Tbk PT	97,865
58,000	Bank Central Asia Tbk PT	48,710
31,000	Bank Danamon Indonesia Tbk PT	15,342
68,000	Bank Mandiri Tbk PT	48,425
58,000	Bank Negara Indonesia Persero Tbk PT	24,223
107,000	Bank Rakyat Indonesia Persero Tbk PT	81,560
118,500	Charoen Pokphand Indonesia Tbk PT	35,027
4,000	Gudang Garam Tbk PT	25,081
55,000	Indofood Sukses Makmur Tbk PT	30,995
56,000	Perusahaan Gas Negara PT	23,184
16,500	Semen Gresik Persero Tbk PT	20,546
1,400	Telekomunikasi Indonesia Tbk PT, Sponsored ADR	43,246
9,000	Unilever Indonesia Tbk PT	19,169
7,500	United Tractors Tbk PT	24,036
36,000	XL Axiata Tbk PT	18,803

583,398

	Korea – 11.4%
21	Amorepacific Corp.	19,249
450	Celltrion, Inc.	14,057
183	Cheil Industries, Inc.	15,592
93	CJ CheilJedang Corp.	26,664
438	Daelim Industrial Co. Ltd.	49,117
470	Dongbu Insurance Co. Ltd.	20,464
379	Doosan Heavy Industries and Construction Co. Ltd.	23,855
1,400	Doosan Infracore Co. Ltd.(c)	28,244
1,240	Hana Financial Group, Inc.	43,606
740	Hankook Tire Co. Ltd.	28,281
640	Hanwha Chem Corp.	15,903
100	Honam Petrochemical Corp.	31,523
3,180	Hynix Semiconductor, Inc.(c)	85,344
509	Hyosung Corp.	30,156
148	Hyundai Department Store Co. Ltd.	22,009
448	Hyundai Engineering & Construction Co. Ltd.	33,758
114	Hyundai Glovis Co. Ltd.	18,859
85	Hyundai Heavy Industries Co. Ltd.	25,713
1,000	Hyundai Hysco Co. Ltd.	33,942
680	Hyundai Marine & Fire Insurance Co. Ltd.	19,605
256	Hyundai Mipo Dockyard	35,636
378	Hyundai Mobis	96,241
957	Hyundai Motor Co.(b)	184,333
1,436	Hyundai Motor Co., GDR(c)	41,031
1,640	Hyundai Securities Co.	16,158
1,970	Industrial Bank of Korea	22,831
1,980	KB Financial Group, Inc., ADR	72,963
1,650	Kia Motors Corp.	104,029
1,600	Korea Electric Power Corp., Sponsored ADR(c)	17,840
3,610	Korea Exchange Bank	26,219

Shares	Description	Value (†)
Common Stocks – continued

	Korea – continued
170	Korea Kumho Petrochemical	$23,666
3,370	Korea Life Insurance Co. Ltd.	21,957
53	Korea Zinc Co. Ltd.(c)	20,687
475	Korean Air Lines Co. Ltd.(c)	22,392
1,370	KP Chemical Corp.	20,369
1,800	KT Corp., Sponsored ADR	26,478
492	KT&G Corp.	32,269
231	LG Chem Ltd.	82,056
71	LG Household & Health Care Ltd.	32,645
18	Lotte Confectionery Co. Ltd.	29,155
81	Lotte Shopping Co. Ltd.	27,268
150	Mando Corp.	22,482
105	NCSoft Corp.	25,964
159	NHN Corp.	33,141
39	Orion Corp.	24,789
1,200	POSCO, ADR	111,000
347	S-Oil Corp.	38,674
472	Samsung C&T Corp.	32,370
580	Samsung Card Co.	21,887
1,318	Samsung Electronics Co. Ltd., GDR(b)	713,385
355	Samsung Electronics Co. Ltd., Preference GDR	111,241
122	Samsung Engineering Co. Ltd.	25,668
109	Samsung Fire & Marine Insurance Co. Ltd.	20,511
1,230	Samsung Heavy Industries Co. Ltd.	44,696
1,500	Shinhan Financial Group Co. Ltd., ADR	116,490
203	SK C&C Co. Ltd.	22,708
127	SK Holdings Co. Ltd.	19,149
287	SK Innovation Co. Ltd.	47,362
2,940	SK Networks Co. Ltd.	28,161
1,900	SK Telecom Co. Ltd., ADR	27,455
2,680	Woori Finance Holdings Co. Ltd.	29,282

3,058,579

	Malaysia – 3.0%
22,100	AirAsia Bhd	26,956
16,600	Alliance Financial Group Bhd	21,393
9,500	AMMB Holdings Bhd	19,400
21,700	Axiata Group Bhd	37,421
57,200	Berjaya Corp. Bhd	18,390
16,500	CIMB Group Holdings Bhd	39,312
29,000	DiGi.Com Bhd	38,901
16,500	Gamuda Bhd	20,053
8,300	Genting Bhd	29,325
23,200	Genting Malaysia Bhd	30,201
6,600	Hong Leong Bank Bhd	26,636
9,700	Hong Leong Financial Group Bhd	38,940
7,100	IJM Corp. Bhd	13,906
3,100	Kuala Lumpur Kepong Bhd	24,207
19,200	Malayan Banking Bhd	55,924
11,000	Maxis Bhd	21,726
25,500	MMC Corp. Bhd	23,296
9,800	Parkson Holdings Bhd	18,312
8,700	Petronas Chemicals Group Bhd	19,410

Shares	Description	Value (†)
Common Stocks – continued

	Malaysia – continued
5,300	Petronas Dagangan Bhd	$32,070
5,700	Petronas Gas Bhd	31,912
8,100	RHB Capital Bhd	21,453
11,600	Sime Darby Bhd	37,497
18,800	Telekom Malaysia Bhd	32,577
19,800	Tenaga Nasional Bhd	41,437
12,300	UMW Holdings Bhd	29,321
58,700	YTL Corp. Bhd	34,227
28,700	YTL Power International Bhd	17,805

802,008

	Mexico – 3.3%
3,500	Alfa SAB de CV, Class A	46,867
11,043	America Movil SAB de CV, Series L, ADR(b)	264,369
3,400	Arca Continental SAB de CV	15,807
6,420	Cemex SAB de CV, Sponsored ADR(c)	49,306
300	Coca-Cola Femsa SAB de CV, Sponsored ADR	29,685
2,400	El Puerto de Liverpool SAB de CV	18,970
1,400	Fomento Economico Mexicano SAB de CV, Sponsored ADR	103,040
500	Grupo Aeroportuario del Pacifico SAB de CV, ADR	18,690
8,300	Grupo Bimbo SAB de CV, Series A	18,615
600	Grupo Elektra S.A. de CV	52,051
5,400	Grupo Financiero Banorte SAB de CV, Class O	21,867
12,431	Grupo Mexico SAB de CV, Series B	39,158
2,200	Grupo Modelo SAB de CV, Series C	14,383
2,300	Grupo Televisa SAB, Sponsored ADR	49,059
800	Industrias Penoles SAB de CV	39,435
3,100	Wal-Mart de Mexico SAB de CV, Series V, Sponsored ADR	96,751

878,053

	Peru – 0.1%
200	Credicorp Ltd.	24,578

	Philippines – 0.2%
700	Philippine Long Distance Telephone Co., Sponsored ADR	46,179

	Russia – 5.2%
31,915	Gazprom OAO, Sponsored ADR(b)	422,542
3,124	Lukoil OAO, Sponsored ADR(b)	200,243
896	Magnit OJSC, Sponsored GDR	26,434
1,299	MMC Norilsk Nickel OJSC, ADR	25,718
1,228	Mobile Telesystems OJCS, Sponsored ADR	22,411
767	NovaTek OAO, Sponsored GDR	111,178
8,521	Rosneft Oil Co., GDR	65,821
2,083	Rostelecom OJSC, Sponsored ADR(c)	62,271
12,521	Sberbank of Russia, Sponsored ADR(b)(c)	171,957
8,609	Surgutneftegas OJSC, Sponsored Preference ADR	58,283
6,006	Surgutneftegas OJSC, Sponsored ADR	63,580
1,268	Tatneft, Sponsored ADR	50,609
2,392	Uralkali OJCS, Sponsored GDR	97,125
7,026	VTB Bank OJSC, GDR	35,535

1,413,707

Shares	Description	Value (†)
Common Stocks – continued

	South Africa – 5.7%
1,472	ABSA Group Ltd.	$31,230
2,488	Anglo American Platinum Ltd., ADR	32,170
1,200	AngloGold Ashanti Ltd., Sponsored ADR	50,940
4,887	Barloworld Ltd.	57,936
1,612	Bidvest Group Ltd.	37,553
1,032	Exxaro Resources Ltd.	28,823
24,136	FirstRand Ltd.	76,378
1,924	Foschini Group Ltd. (The)	30,231
4,365	Gold Fields Ltd., Sponsored ADR	67,090
8,104	Growthpoint Properties Ltd.	22,127
1,300	Harmony Gold Mining Co. Ltd., Sponsored ADR	16,536
952	Impala Platinum Holdings Ltd., Sponsored ADR	20,801
1,364	Imperial Holdings Ltd.	26,625
538	Kumba Iron Ore Ltd.	40,705
3,711	Liberty Holdings Ltd.	43,921
11,429	Life Healthcare Group Holdings Ltd.	33,014
827	Massmart Holdings Ltd.	19,267
7,764	MMI Holdings Ltd.	19,653
9,944	MTN Group Ltd.(b)	178,574
1,211	Naspers Ltd., N Shares	66,786
1,195	Nedbank Group Ltd.	25,502
1,446	Remgro Ltd.	25,551
1,959	Reunert Ltd.	18,097
10,827	RMB Holdings Ltd.	44,887
14,673	Sanlam Ltd.	60,203
2,800	Sasol Ltd., Sponsored ADR(b)	149,436
1,916	Shoprite Holdings Ltd.	34,651
5,666	Standard Bank Group Ltd.	83,298
9,876	Steinhoff International Holdings Ltd.(c)	35,169
1,125	Tiger Brands Ltd.	38,818
1,963	Truworths International Ltd.	21,065
3,066	Vodacom Group Ltd.	42,145
7,776	Woolworths Holdings Ltd.	46,631

1,525,813

	Taiwan – 5.4%
21,000	Acer, Inc.	31,936
8,569	Advanced Semiconductor Engineering, Inc., ADR	41,817
6,000	Asustek Computer, Inc.	56,094
6,072	AU Optronics Corp., Sponsored ADR	32,242
4,000	Catcher Technology Co. Ltd.	29,100
15,000	Cathay Financial Holding Co. Ltd.	17,534
10,000	Cheng Shin Rubber Industry Co. Ltd.	24,595
51,000	China Steel Corp.	52,870
30,000	Chinatrust Financial Holding Co. Ltd.	20,283
3,100	Chunghwa Telecom Co. Ltd., ADR	94,271
28,000	Compal Electronics, Inc.	32,983
10,000	Far EasTone Telecommunications Co. Ltd.	20,944
16,000	Formosa Chemicals & Fibre Corp.	49,915
6,000	Formosa Petrochemical Corp.	19,725
24,000	Formosa Plastics Corp.	74,937
25,346	Hon Hai Precision Industry Co. Ltd., GDR	176,380
3,000	Hotai Motor Co. Ltd.	20,262

	$000,000,000	$000,000,000
Shares	Description	Value (†)
Common Stocks – continued

	Taiwan – continued
2,000	HTC Corp.	$44,654
38,000	Mega Financial Holding Co. Ltd.	29,424
24,000	Nan Ya Plastics Corp.	58,833
4,000	President Chain Store Corp.	21,107
10,000	Quanta Computer, Inc.	24,620
6,000	Radiant Opto-Electronics Corp.	26,576
5,000	Standard Foods Corp.	17,681
21,000	Taiwan Cement Corp.	26,862
11,000	Taiwan Mobile Co. Ltd.	33,739
25,229	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR(b)	366,325
13,000	Uni-President Enterprises Corp.	19,823

		1,465,532

	Turkey – 0.2%
995	KOC Holding AS, ADR	20,547
10,700	Turkiye Garanti Bankasi AS, ADR	40,446

		60,993

	Total Common Stocks (Identified Cost $15,489,660)	17,638,531

Preferred Stocks – 1.3%

	Brazil – 1.0%
1,300	Banco do Estado do Rio Grande do Sul, Class B	15,489
1,800	Cia Energetica de Sao Paulo, Class B	39,422
2,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	51,669
9,700	Itausa - Investimentos Itau S.A.	67,783
8,900	Klabin S.A.	44,260
1,500	Lojas Americanas S.A.	15,985
2,200	Metalurgica Gerdau S.A.	29,273
4,300	Suzano Papel e Celulose S.A., Class A	20,583

		284,464

	Korea – 0.3%
747	Hyundai Motor Co.	42,432
276	LG Chem Ltd.	30,590

		73,022

	Total Preferred Stocks (Identified Cost $309,699)	357,486

Principal Amount
Short-Term Investments – 27.0%

	Treasuries – 15.8%
$250,000	U.S. Treasury Bill, 0.015%, 3/01/2012(b)(d)	250,000
250,000	U.S. Treasury Bill, 0.015%, 3/08/2012(b)(d)	249,999
450,000	U.S. Treasury Bill, 0.030%, 3/22/2012(b)(d)	449,988
250,000	U.S. Treasury Bill, 0.045%, 4/19/2012(b)(d)	249,973

Principal Amount	Description	Value (†)
	Treasuries – continued
$290,000	U.S. Treasury Bill, 0.090%, 4/19/2012(b)(d)	$289,968
100,000	U.S. Treasury Bill, 0.090%, 5/03/2012(b)(d)	99,987
290,000	U.S. Treasury Bill, 0.110%, 5/17/2012(b)(d)	289,950
250,000	U.S. Treasury Bill, 0.050%, 5/31/2012(b)(d)	249,950
250,000	U.S. Treasury Bill, 0.025%, 6/21/2012(b)(d)	249,929
300,000	U.S. Treasury Bill, 0.090%, 6/28/2012(d)	299,906
250,000	U.S. Treasury Bill, 0.060%, 7/19/2012(b)(d)	249,898
250,000	U.S. Treasury Note, 1.375%, 3/15/2012(b)	250,117
250,000	U.S. Treasury Note, 4.500%, 4/30/2012(b)	251,807
250,000	U.S. Treasury Note, 1.875%, 6/15/2012(b)	251,269
300,000	U.S. Treasury Note, 0.625%, 7/31/2012(b)	300,621
250,000	U.S. Treasury Note, 1.375%, 10/15/2012(b)	251,875

		4,235,237

	Commercial Paper – 5.4%
225,000	Louis Dreyfus Corp., (Credit Support: US Bank NA), 0.400%, 3/05/2012(b)(d)	224,996
255,000	Tennessee State School Bond Authority, 0.200%, 3/12/2012(b)	255,005
100,000	Vermont Economic Development Authority, (Credit Support: JPMorgan Chase), 0.150%, 3/13/2012(b)	100,000
300,000	Grainger (WW), Inc., 0.100%, 3/20/2012(b)(d)	299,984
300,000	Cofco Capital Corp., (Credit Support: Rabobank), 0.350%, 3/20/2012(b)(d)	299,945
275,000	General Electric Co., 0.130%, 3/30/2012(b)(d)	274,977

		1,454,907

	Certificates of Deposit – 3.0%
300,000	BNP Paribas, 0.140%, 3/01/2012	300,000
250,000	Westpac Banking Corp. (NY), 0.405%, 5/02/2012(b)(e)	250,015
250,000	Canadian Imperial Bank of Commerce (NY), 0.334%, 7/25/2012(b)(e)	250,001

		800,016

	Financial Company Commercial Paper – 2.1%
300,000	Societe Generale North America, 0.170%, 3/01/2012(d)	300,000
250,000	ICICI Bank Ltd., (Credit Support: Bank of America), 0.550%, 4/02/2012(b)(d)	249,909

		549,909

Principal Amount	Description	Value (†)

	Repurchase Agreements – 0.7%
$198,522	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/29/2012 at 0.000% to be repurchased at $198,522 on 3/01/2012 collateralized by $190,000 U.S. Treasury Note, 2.625% due 11/15/2020 valued at $205,940 including accrued interest(f)	$198,522

	Total Short-Term Investments (Identified Cost $7,238,777)	7,238,591

	Total Investments – 93.9% (Identified Cost $23,038,136)(a)	25,234,608
	Other assets less liabilities – 6.1%	1,653,458

	Net Assets – 100.0%	$26,888,066

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Growth Markets Cayman Fund Ltd, a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of February 29, 2012, the value of the Fund’s investment in the Subsidiary was $1,055,433, representing 3.9% of the Fund’s net assets.

(†)

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and subadviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser or subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser or subadviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. As of February 29, 2012, approximately 43% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At February 29, 2012, the net unrealized appreciation on investments based on a cost of $23,038,136 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,358,846
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(162,374)

	Net unrealized appreciation	$2,196,472

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts or futures contracts.
(c)	Non-income producing security.

(d	)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e	)	Variable rate security. Rate as of February 29, 2012 is disclosed.
(f	)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR/GDR		An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At February 29, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Buy	3/21/2012	Australian Dollar	900,000	$963,129	$(1,234)
Sell	3/21/2012	Australian Dollar	900,000	963,129	(58,424)
Buy	3/21/2012	Canadian Dollar	500,000	505,114	3,483
Sell	3/21/2012	Canadian Dollar	900,000	909,206	(32,385)
Buy	3/21/2012	Euro	375,000	499,649	(3,650)
Sell	3/21/2012	Euro	1,000,000	1,332,398	(13,261)
Buy	3/21/2012	New Zealand Dollar	2,100,000	1,750,065	12,271
Sell	3/21/2012	New Zealand Dollar	1,200,000	1,000,037	(81,501)
Buy	3/21/2012	Norwegian Krone	4,000,000	715,065	28,574
Buy	3/21/2012	Norwegian Krone	6,000,000	1,072,597	(5,791)
Sell	3/21/2012	Norwegian Krone	12,000,000	2,145,194	(121,114)
Buy	3/21/2012	Singapore Dollar	2,125,000	1,699,133	(6,935)
Sell	3/21/2012	Singapore Dollar	3,500,000	2,798,572	(109,801)
Buy	3/21/2012	Swedish Krona	4,000,000	604,064	(3,906)
Sell	3/21/2012	Swedish Krona	4,000,000	604,064	1,667
Sell	3/21/2012	Swiss Franc	125,000	138,194	(4,569)
Buy	3/21/2012	Turkish Lira	2,400,000	1,366,441	32,695
Sell	3/21/2012	Turkish Lira	3,600,000	2,049,662	(164,055)

Total					$(527,936)

[1] Counterparty is UBS AG.

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced.

At February 29, 2012, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Dow	3/16/2012	15	$970,275	$53,470
E-mini NASDAQ 100	3/16/2012	3	157,380	9,915
E-mini S&P 500	3/16/2012	15	1,023,375	50,212
Euribor	6/18/2012	23	7,607,097	16,371
Euro Schatz	3/08/2012	70	10,297,875	39,636
Eurodollar	6/18/2012	1	248,875	400
FTSE 100	3/16/2012	6	558,692	(1,702)
FTSE JSE Top 40	3/15/2012	22	894,151	4,968
German Euro BOBL	3/08/2012	10	1,673,368	10,792
Hang Seng	3/29/2012	1	139,566	2,385
Mini-Russell 2000	3/16/2012	1	81,000	(840)
MSCI Singapore	3/29/2012	1	55,603	464
SGX CNX Nifty	3/29/2012	2	21,740	(658)
2 Year U.S. Treasury Note	6/29/2012	28	6,166,563	(437)
5 Year U.S. Treasury Note	6/29/2012	31	3,818,328	242
10 Year Canada Government Bond	6/20/2012	11	1,474,041	9,450
10 Year Japan Government Bond	3/09/2012	1	1,755,813	3,321
10 Year U.S. Treasury Note	6/20/2012	29	3,797,641	1,359
30 Year U.S. Treasury Bond	6/20/2012	2	283,312	484

Total				$199,832

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Copper LME	3/21/2012	1	$212,425	$12,421
Gas Oil	4/12/2012	5	501,875	(9,875)
Gold	4/26/2012	2	342,260	7,700
Heating Oil	3/30/2012	3	403,944	(7,446)
Light Sweet Crude Oil	3/20/2012	1	107,070	5,990
Live Cattle	4/30/2012	3	155,700	800
Sugar	4/30/2012	1	28,011	—

Total				$9,590

At February 29, 2012, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan	3/29/2012	15	$432,750	$(10,500)
Nikkei 225	3/09/2012	4	477,796	(54,127)
S&P/TSX 60	3/15/2012	3	435,272	(27,597)
Sterling	6/20/2012	13	2,561,170	(517)

Total				$(92,741)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Coffee	5/18/2012	2	$152,438	$2,250
Copper High Grade	5/29/2012	4	387,950	(5,650)
Copper LME	3/21/2012	1	212,425	(22,613)
Corn	5/14/2012	2	65,800	(2,775)
Cotton	5/08/2012	2	90,440	3,030
KC Wheat	5/14/2012	8	283,400	(9,200)
Natural Gas	3/28/2012	2	52,320	(1,940)
Silver	5/29/2012	1	173,210	(715)
Soybean Meal	5/14/2012	8	282,320	(16,800)
Soybean Oil	5/14/2012	8	261,456	(5,088)
Wheat	5/14/2012	9	300,600	(9,075)

Total				$(68,576)

[2]	Commodity futures are held by ASG Growth Markets Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$998,530	$3,065,062	$—	$4,063,592
Egypt	—	21,016	—	21,016
India	271,587	109,301	—	380,888
Indonesia	43,246	540,152	—	583,398
Korea	372,226	2,686,353	—	3,058,579
Malaysia	—	802,008	—	802,008
Russia	80,694	1,333,013	—	1,413,707
South Africa	336,973	1,188,840	—	1,525,813
Taiwan	534,655	930,877	—	1,465,532

All Other Common Stocks*	4,323,998	—	—	4,323,998

Total Common Stocks	6,961,909	10,676,622	—	17,638,531

Preferred Stocks*	284,464	73,022	—	357,486
Short-Term Investments*	—	7,238,591	—	7,238,591

Total Investments	7,246,373	17,988,235	—	25,234,608

Forward Foreign Currency Contracts (unrealized appreciation)	—	78,690	—	78,690
Futures Contracts (unrealized appreciation)	235,660	—	—	235,660

Total	$7,482,033	$18,066,925	$—	$25,548,958

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(606,626)	$—	$(606,626)
Futures Contracts (unrealized depreciation)	(187,555)	—	—	(187,555)

Total	$(187,555)	$(606,626)	$—	$(794,181)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Common stocks valued at $77,017 were transferred from Level 1 to Level 2 during the period ended February 29, 2012. At November 30, 2011, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies; at February 29, 2012, these securities were fair valued pursuant to procedures approved by the Board of Trustees.

All transfers are recognized at the beginning of the reporting period.

In May, 2011, Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” was issued and is effective for interim and annual periods beginning after December 15, 2011. The ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers; and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Notwithstanding the projected regulatory implementation date of August 31, 2012 for the Fund, Management has already implemented disclosure of all transfers between Level 1 and Level 2, and the reasons for the transfers. Management is currently evaluating the impact, if any, the Level 3 disclosures may have on the Fund’s financial statements.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund and the Subsidiary used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to complement its equity portfolio with a portfolio of derivatives designed to enhance return and mitigate losses. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of one or more broad-based measures of emerging market equity index performance as well as identify the market exposures best suited to limit the volatility and risk of loss associated with the underlying equity portfolio. These market exposures, which are expected to vary over time, may include exposures to the returns of global equity and fixed income securities, commodities and currencies. During the period ended February 29, 2012, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. government bonds, short-term interest rates, foreign currencies and commodities (through investments in the Subsidiary) and long contracts on foreign government bonds in accordance with these objectives.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of February 29, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(527,936)	$650,000

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. As of February 29, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $78,690 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $0.

Counterparty risk is managed through the posting of collateral and, as a result, the risk of loss to the Fund from counterparty default should be limited to the extent the Fund is undercollateralized. In lieu of receiving cash collateral, the Fund may use unrealized gains on forward foreign currency contracts to meet counterparty margin requirements for open positions. In addition to collateral requirements, the Fund also requires counterparties to meet minimum credit quality requirements.

The following is a summary of derivative instruments for the Fund, as of February 29, 2012:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Commodity Contracts
Forwards (unrealized appreciation)	$—	$78,690	$—	$—
Futures (unrealized appreciation)	82,055	—	121,414	32,191

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Commodity Contracts
Forwards (unrealized depreciation)	$—	$(606,626)	$—	$—
Futures (unrealized depreciation)	(954)	—	(95,424)	(91,177)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at February 29, 2012 (Unaudited)

Commercial Banks	11.4%
Oil, Gas & Consumable Fuels	10.5
Semiconductors & Semiconductor Equipment	5.1
Metals & Mining	4.4
Wireless Telecommunication Services	4.3
Chemicals	2.7
Automobiles	2.3
Diversified Telecommunication Services	2.1
Other Investments, less than 2% each	24.1
Short-Term Investments	27.0

Total Investments	93.9
Other assets less liabilities (including open forward foreign currency and futures contracts)	6.1

Net Assets	100.0%

Currency Exposure at February 29, 2012 (Unaudited)

United States Dollar	60.0%
Hong Kong Dollar	11.3
South Korean Won	7.0
South African Rand	4.4
Malaysian Ringgit	3.0
New Taiwan Dollar	2.8
Brazilian Real	2.4
Indonesian Rupiah	2.0
Mexican Peso	1.0

Total Investments	93.9
Other assets less liabilities (including open forward foreign currency and futures contracts)	6.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of February 29, 2012 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

	00000000	00000000
Principal Amount	Description	Value (†)
Senior Loans – 84.4% of Net Assets

	Aerospace & Defense – 0.5%
$238,728	Wyle Services Corporation, Term Loan B, 5.750%, 3/27/2017(b)	$234,551

	Automotive – 3.5%
597,000	Chrysler Group LLC, Term Loan B, 6.000%, 5/24/2017(b)	598,421
230,000	Diversified Machine, Inc., Term Loan B, 9.250%, 12/01/2016(b)	229,712
497,500	KAR Auction Services, Inc., Term Loan B, 5.000%, 5/19/2017(b)	496,878
199,500	Stackpole Powertrain International USA LLC, Term Loan B, 7.500%, 8/02/2017(b)	197,505

		1,522,516

	Banking – 1.6%
596,875	Clarke American Corp., Term Loan B, 2.793%, 6/30/2014(c)	545,395
155,000	US FT Holdco, Inc., Term Loan B, 7.502%, 11/30/2017(c)	154,096

		699,491

	Building Materials – 0.4%
198,995	CPG International, Inc., New Term Loan B, 6.000%, 2/18/2017(b)	188,050

	Chemicals – 3.9%
185,000	AZ Chem US, Inc., Recap Term Loan, 7.250%, 12/22/2017(b)	186,491
347,527	Momentive Specialty Chemicals, Inc., Extended Term Loan C-1B, 4.063%, 5/05/2015(b)	342,640
148,068	Momentive Specialty Chemicals, Inc., Extended Term Loan C-2B, 4.375%, 5/05/2015(b)	145,986
348,246	Nexeo Solutions LLC, Term Loan B, 5.000%, 9/08/2017(b)	342,876
350,000	PQ Corporation, 2nd Lien Term Loan, 6.750%, 7/30/2015(b)	327,425
50,000	Taminco Global Chemical Corporation, New Term Loan, 2/15/2019(d)	50,205
298,492	Univar, Inc., Term Loan B, 5.000%, 6/30/2017(b)	296,084

		1,691,707

	Consumer Cyclical Services – 2.3%
130,673	Go Daddy Operating Company LLC, Term Loan, 7.000%, 12/17/2018(b)	131,632
250,000	Language Line LLC, 2nd Lien Term Loan, 10.500%, 12/20/2016(b)	245,207
298,500	SourceHov LLC, 1st Lien Term Loan, 6.625%, 4/28/2017(b)	270,516
186,286	SRA International, Inc., Term Loan B, 6.525%, 7/20/2018(c)	183,724

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – continued
$160,000	Sterling Infosystems, Inc., Term Loan A, 7.269%, 2/01/2018(c)	$159,600

		990,679

	Consumer Products – 2.6%
300,000	Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 9.250%, 6/18/2018(b)	296,439
72,000	Prestige Brands, Inc., Term Loan, 1/31/2019(d)	72,270
400,000	SRAM LLC, 2nd Lien Term Loan, 8.500%, 12/07/2018(b)	402,000
379,599	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	364,009

		1,134,718

	Diversified Manufacturing – 0.9%
397,990	Edwards (Cayman Islands II) Limited, Extended 1st Lien Term Loan, 5.500%, 5/31/2016(b)	388,291

	Entertainment – 0.6%
248,744	Clubcorp Club Operations, Inc., Term Loan B, 6.000%, 11/30/2016(b)	249,443

	Financial Other – 2.4%
260,000	Hamilton Lane Advisors LLC, Term Loan, 2/28/2018(d)	259,350
370,117	Harbourvest Partners LLC, Term Loan B, 6.250%, 12/16/2016(b)	370,351
435,000	Nuveen Investments, Inc., New 2nd Lien Term Loan, 2/28/2019(d)	438,806

		1,068,507

	Food & Beverage – 2.7%
298,500	Del Monte Foods Company, Term Loan, 4.500%, 3/08/2018(b)	292,736
309,000	DS Waters Enterprises L.P., 1st Lien Term Loan, 8/29/2017(d)	303,722
200,000	Milk Specialties Company, Term Loan B, 8.500%, 12/22/2017(b)	198,000
400,000	Wm. Bolthouse Farms, Inc., New 2nd Lien Term Loan, 9.500%, 8/11/2016(b)	399,876

		1,194,334

	Gaming – 0.7%
300,000	Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/2015(b)	300,702

	Health Insurance – 0.7%
312,925	Multiplan, Inc., New Term Loan B, 4.750%, 8/26/2017(b)	306,275

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – 7.1%
$299,417	ATI Physical Therapy, Term Loan, 7.500%, 3/11/2016(b)	$285,443
397,990	Convatec, Inc., Term Loan, 5.750%, 12/22/2016(b)	396,872
298,389	Education Management LLC, Extended Term Loan C2, 4.625%, 6/01/2016(b)	279,134
125,000	Emdeon, Inc., Term Loan B, 6.750%, 11/02/2018(b)	126,429
262,733	Gentiva Health Services, Inc., New Term Loan B, 4.750%, 8/17/2016(b)	250,319
199,000	Kindred Healthcare, Inc., Term Loan, 5.250%, 6/01/2018(b)	191,239
150,000	Kinetic Concepts, Inc., Term Loan B, 7.000%, 5/04/2018(b)	152,437
300,000	National Healing Corporation, 1st Lien Term Loan, 8.250%, 11/30/2017(b)	289,500
400,000	Sheridan Holdings, Inc., 2nd Lien Term Loan, 5.994%, 6/15/2015(b)	385,000
105,000	Sophia L.P., Term Loan B, 6.250%, 7/19/2018(b)	106,094
298,500	Surgical Care Affiliates, Inc., Incremental Term Loan B, 5.500%, 6/29/2018(b)	278,599
398,000	Valitas Health Services, Inc., Term Loan B, 5.750%, 6/02/2017(b)	384,070

		3,125,136

	Industrial Other – 3.4%
397,990	Brickman Group Holdings, Inc., New Term Loan B, 7.250%, 10/14/2016(b)	400,975
386,201	Brock Holdings III, Inc., New Term Loan B, 6.000%, 3/16/2017(b)	381,856
300,000	Hupah Finance, Inc., Term Loan B, 1/21/2019(d)	299,814
91,500	Schaeffler AG, Term Loan C2, 1/27/2017(d)	91,767
300,000	Unifrax Corporation, New Term Loan, 7.000%, 11/28/2018(b)	302,430

		1,476,842

	Media Cable – 0.7%
298,500	Crown Media Holdings, Inc., Term Loan B, 5.750%, 7/14/2018(b)	298,127

	Media Non-Cable – 5.4%
400,000	Cumulus Media, Inc., Term Loan, 5.750%, 9/17/2018(b)	400,332
740,437	Dex Media West LLC, New Term Loan, 7.129%, 10/24/2014(c)	422,790
118,080	Entercom Radio LLC, Term Loan B, 6.266%, 11/23/2018(c)	118,302
300,000	Hubbard Radio LLC, 2nd Lien Term Loan, 8.750%, 4/30/2018(b)	305,250
236,571	Postmedia Network, Inc., Tranche C Term Loan, 6.250%, 7/13/2016(b)	234,678

Principal Amount	Description	Value (†)
Senior Loans – continued

	Media Non-Cable – continued
$848,051	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	$429,326
500,000	Univision Communications, Inc., Extended Term Loan, 4.494%, 3/31/2017(b)	464,325

		2,375,003

	Metals & Mining – 2.6%
180,089	American Rock Salt Holdings LLC, Term Loan, 5.500%, 4/25/2017(b)	167,355
300,000	Fairmount Minerals Ltd., New Term Loan B, 5.250%, 3/15/2017(b)	300,642
130,000	Noranda Aluminum Acquisition Corporation, New Term Loan B, 2/24/2019(d)	130,082
14,118	Phoenix Services LLC, Delayed Draw Term Loan, 9.750%, 9/29/2017(b)	14,082
145,882	Phoenix Services LLC, Term Loan B, 9.750%, 9/29/2017(b)	145,518
400,000	Preferred Sands Holding Company LLC, Term Loan B, 7.500%, 12/15/2016(b)	389,000

		1,146,679

	Non-Captive Diversified – 1.0%
434,000	Flying Fortress, Inc., 1st Lien Term Loan, 6/30/2017(d)	432,646

	Oil Field Services – 2.3%
227,327	Frac Tech International LLC, Term Loan B, 6.250%, 5/06/2016(b)	225,827
570,644	Hercules Offshore LLC, Term Loan B, 7.500%, 7/11/2013(b)	565,320
194,872	Utex Industries, Inc., Term Loan B, 6.526%, 12/15/2016(c)	193,410

		984,557

	Packaging – 0.5%
199,000	Husky Injection Molding Systems Ltd., Senior Debt B, 6.500%, 6/29/2018(b)	199,653

	Paper – 1.5%
250,000	Hoffmaster Group, Inc., 2nd LienTerm Loan, 11.000%, 1/03/2019(b)	250,000
400,000	NewPage Corporation, DIP Term Loan, 8.000%, 3/07/2013(b)	403,000

		653,000

	Pharmaceuticals – 4.6%
402,000	Grifols, Inc., New Term Loan B, 6/01/2017(d)	401,441
323,687	Inc Research, Inc., Term Loan B, 7.000%, 7/12/2018(b)	323,082
297,750	inVentiv Health, Inc., Incremental Term Loan B3, 6.750%, 5/15/2018(b)	285,840
400,391	Pharmaceutical Product Development, Inc., Term Loan B, 6.250%, 12/05/2018(b)	403,894

Principal Amount	Description	Value (†)
Senior Loans – continued

	Pharmaceuticals – continued
$597,000	Quintiles Transnational Corp., New Term Loan B, 5.000%, 6/08/2018(b)	$593,054

		2,007,311

	Property & Casualty Insurance – 2.8%
400,000	Applied Systems, Inc., 2nd Lien Term Loan, 9.250%, 6/08/2017(b)	394,668
365,079	N.E.W. Holdings I LLC, Secured Term Loan, 6.000%, 3/23/2016(b)	347,282
497,489	Vertafore, Inc., Term Loan, 5.250%, 7/29/2016(b)	493,260

		1,235,210

	Restaurants – 0.4%
160,000	NPC International, Inc., New Term Loan B, 6.750%, 12/28/2018(b)	160,950

	Retailers – 3.9%
250,000	99 Cents Only Stores, Term Loan B, 7.000%, 1/11/2019(b)	251,608
300,000	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 10.000%, 3/29/2019(b)	308,250
397,990	Gymboree Corporation, (The), New Term Loan, 5.000%, 2/23/2018(b)	374,210
298,496	Jo-Ann Stores, Inc., Term Loan, 4.750%, 3/16/2018(b)	294,475
500,000	Michaels Stores, Inc., Term Loan B2, 5.125%, 7/29/2016(b)	497,125

		1,725,668

	Supermarkets – 1.3%
297,996	Acosta, Inc., Term Loan, 4.750%, 3/01/2018(b)	295,761
298,496	Sprouts Farmers Markets Holdings LLC, Term Loan, 6.000%, 4/18/2018(b)	293,273

		589,034

	Technology – 16.2%
476,810	Aeroflex Incorporated, Term Loan B, 4.250%, 5/09/2018(b)	464,432
300,000	Aspect Software, Inc., New Term Loan B, 6.250%, 5/06/2016(b)	299,589
200,000	Blackboard, Inc., 2nd Lien Term Loan, 11.500%, 4/04/2019(b)	182,876
120,000	Blackboard, Inc., Term Loan B, 7.500%, 10/04/2018(b)	118,400
353,262	CDW LLC, Extended Term Loan, 4.000%, 7/14/2017(b)	345,250
398,000	Eagle Parent, Inc., New Term Loan, 5.000%, 5/16/2018(b)	390,537
346,000	Eastman Kodak Company, DIP Term Loan B, 7/20/2013(d)	350,218
420,098	Endurance International Group, Inc. (The), New Term Loan B, 7.750%, 12/22/2017(b)	420,098
600,000	First Data Corporation, Extended Term Loan B, 4.245%, 3/23/2018(b)	538,404

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$400,000	Freescale Semiconductor, Inc., Extended Term Loan B, 4.518%, 12/01/2016(b)	$389,752
150,000	Genesys Telecom Holdings, U.S., Inc., Term Loan B, 6.750%, 1/31/2019(b)	150,713
161,000	Hyland Software, Inc., Add on Term Loan B, 12/16/2016(d)	159,390
190,000	Infor Enterprise Solutions Holdings, Inc., 2nd Lien Term Loan, 6.494%, 3/03/2014(b)	172,056
110,000	Infor Enterprise Solutions Holdings, Inc., Delayed Draw 2nd Lien, 6.494%, 3/03/2014(b)	99,612
400,000	Kronos, Inc., 2nd Lien Tranches B1, 10.579%, 6/11/2018(b)	402,668
398,000	Lawson Software, Inc., 1st Lien Term Loan, 6.750%, 7/05/2017(b)	400,404
434,000	NXP Semiconductors Netherlands B.V., Incremental Term Loan B, 3/19/2019(d)	426,270
210,000	Openlink International Intermediate, Inc., Initial Term Loan, 7.752%, 10/30/2017(c)	210,000
275,000	Rocket Software, Inc., 2nd Lien Term Loan, 10.250%, 2/08/2019(b)	275,688
300,000	Ship US Bidco, Inc., New Term Loan B2A, 5.250%, 11/30/2017(b)	298,500
75,000	Telx Group, Inc., Incremental Term Loan, 7.750%, 9/26/2017(b)	75,117
249,375	Telx Group, Inc., Term Loan B, 7.750%, 9/26/2017(b)	249,764
300,000	Wall Street Systems, Inc., 2nd Lien Term Loan, 9.000%, 6/20/2018(b)	294,000
400,000	Web.com Group, Inc., 2nd Lien Term Loan, 11.000%, 10/26/2018(b)	371,000

		7,084,738

	Utility Other – 0.7%
300,000	Sensus USA, Inc., 2nd Lien Term Loan, 8.500%, 5/09/2018(b)	296,625

	Wireless – 2.0%
600,000	Asurion LLC, New 2nd Lien Term Loan, 9.000%, 5/24/2019(b)	609,654
265,000	Hawaiian Telcom Communications, Inc., Term Loan B, 2/28/2017(d)	264,338

		873,992

	Wirelines – 5.2%
389,189	Covad Communications Group, Term Loan, 12.000%, 11/03/2015(b)	385,297
500,000	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	421,915
400,000	Global Tel*Link Corporation, New Term Loan B, 7.000%, 12/14/2017(b)	398,500
400,000	Level 3 Financing, Inc., Term Loan B2, 5.750%, 9/03/2018(b)	402,752
397,995	Sidera Networks, Inc., Term Loan, 5.500%, 8/26/2016(b)	391,599

Principal Amount	Description	Value (†)
Senior Loans – continued

	Wirelines – continued
$299,324	U.S. Telepacific Corporation, New Term Loan B, 5.750%, 2/23/2017(b)	$283,610

		2,283,673

	Total Senior Loans (Identified Cost $36,135,028)	36,918,108

Bonds and Notes – 13.4%

	Chemicals – 1.0%
400,000	Momentive Performance Materials, Inc., 12.500%, 6/15/2014	427,000

	Consumer Products – 0.9%
400,000	Affinion Group, Inc., 11.500%, 10/15/2015	375,000

	Entertainment – 0.9%
400,000	AMC Entertainment, Inc., 8.000%, 3/01/2014	400,000

	Gaming – 0.7%
300,000	MGM Resorts International, 7.625%, 1/15/2017	306,000

	Healthcare – 0.9%
400,000	Select Medical Corp., 7.625%, 2/01/2015	399,000

	Media Non-Cable – 1.9%
425,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	420,750
400,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	412,500

		833,250

	Metals & Mining – 0.9%
400,000	Tube City IMS Corp., 9.750%, 2/01/2015	410,500

	Non-Captive Diversified – 0.5%
212,756	CIT Group, Inc., 7.000%, 5/01/2016	213,022

	Oil Field Services – 1.0%
400,000	McJunkin Red Man Corp., 9.500%, 12/15/2016	430,000

	Pipelines – 0.9%
400,000	NGPL PipeCo LLC, 6.514%, 12/15/2012, 144A	386,288

	Technology – 0.9%

400,000	Lender Processing Services, Inc., 8.125%, 7/01/2016	417,000

	Wireless – 2.1%
525,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	510,563

Principal Amount	Description	Value (†)
Bonds and Notes – continued
$400,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	$395,000

		905,563

	Wirelines – 0.8%
400,000	Integra Telecom Holdings, Inc., 10.750%, 4/15/2016, 144A	348,000

	Total Bonds and Notes (Identified Cost $5,597,753)	5,850,623

Short-Term Investments – 3.4%
420,108	Repurchase Agreement with Street Bank and Trust Company, dated 2/29/2012 at 0.000% to be repurchased at $420,108 on 3/01/2012 collateralized by $430,000 U.S. Treasury Bill, due 3/08/2012 valued at $429,997 including accrued interest(e)	420,108
1,075,809	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/29/2012 at 0.000% to be repurchased at $1,075,809 on 3/01/2012 collateralized by $1,080,000 Federal Home Loan Mortgage Corp., 4.000% due 11/25/2026 valued at $1,097,789 including accrued interest(e)	1,075,809

	Total Short-Term Investments (Identified Cost $1,495,917)	1,495,917

	Total Investments – 101.2% (Identified Cost $43,228,698)(a)	44,264,648
	Other assets less liabilities – (1.2)%	(542,624)

	Net Assets – 100.0%	$43,722,024

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment compan ies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service does not price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At February 29, 2012, the net unrealized appreciation on investments based on a cost of $43,230,370 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,176,778
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(142,500)

Net unrealized appreciation	$1,034,278

(b)	Variable rate security. Rate as of February 29, 2012 is disclosed.
(c)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at February 29, 2012.
(d)	Position is unsettled. Contract rate was not determined at February 29, 2012 and does not take effect until settlement date.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the value of Rule 144A holdings amounted to $1,244,851 or 2.8% of net assets.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of February 29, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Senior Loans*	$—	$36,918,108	$—	$36,918,108
Bonds and Notes*	—	5,850,623	—	5,850,623
Short-Term Investments	—	1,495,917	—	1,495,917

Total	$—	$44,264,648	$—	$44,264,648

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended February 29, 2012, there were no transfers between Levels 1, 2 and 3.

In May, 2011, Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” was issued and is effective for interim and annual periods beginning after December 15, 2011. The ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers; and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity, and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. Notwithstanding the projected regulatory implementation date of August 31, 2012 for the Fund, Management has already implemented disclosure of all transfers between Level 1 and Level 2, and the reasons for the transfers. Management is currently evaluating the impact, if any, the Level 3 disclosures may have on the Fund’s financial statements.

Industry Summary at February 29, 2012 (Unaudited)

Technology	17.1%
Healthcare	8.0
Media Non-Cable	7.3
Wirelines	6.0
Chemicals	4.9
Pharmaceuticals	4.6
Wireless	4.1
Retailers	3.9
Metals & Mining	3.5
Automotive	3.5
Consumer Products	3.5
Industrial Other	3.4
Oil Field Services	3.3
Property & Casualty Insurance	2.8
Food & Beverage	2.7
Financial Other	2.4
Consumer Cyclical Services	2.3
Other Investments, less than 2% each	14.5
Short-Term Investments	3.4

Total Investments	101.2
Other assets less liabilities	(1.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By: /s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	April 20, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	April 20, 2012